Schedule of Estimated Future Benefit Payments Under Swiss Plan (Detail) $ in Thousands	Jun. 30, 2018 USD ($)
Defined Benefit Plan Estimated Future Benefit Payments [Abstract]
2019	$ 5,100
2020	1,800
2021	2,700
2022	2,900
2023	3,200
Next five years	$ 22,400